Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,364,497	$ 1,256,019
Adjustments to reconcile net income to net cash provided by operating activities:
Disposal of fixed assets	2,928
Depreciation and amortization	253,662	69,147
Amortization of right-of-use operating lease assets	9,111	42,974
Change in deferred tax	313,963
Changes in operating and liabilities:
Accounts receivable	(2,809,804)	(1,326,333)
Prepaid income tax	(544,054)
Prepaid expenses and other current assets	(9,621,687)	(63,935)
Deferred revenue	362,706	579,355
Taxes payable	(1,063,540)	834,895
Lease liability	(9,111)	(42,974)
Accrued expenses and other current liabilities	(407,590)	177,101
Net cash provided by operating activities	(12,148,919)	1,526,249
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(13,183)	(5,011)
Purchase of intangible assets	(17,864,000)	(626,420)
Net cash (used in) investing activities	(17,877,183)	(631,431)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred initial public offering costs		(423,994)
Proceeds from equity financing	11,766,810
Increase in due from related party	(134)
Repayment to related parties	(6,232)	(398,422)
Net cash provided by financing activities	11,760,444	(822,416)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	1,351,155	(8,955)
NET INCREASE IN CASH EQUIVALENTS	(16,914,503)	63,447
CASH AND EQUIVALENTS, BEGINNING OF PERIOD	17,778,895	2,295,277	$ 2,295,277
CASH AND EQUIVALENTS, END OF PERIOD	864,392	2,358,724	17,778,895	$ 2,295,277
Supplemental Cash Flow Data:
Income tax paid	2,011,188
Interest paid
One Eighty Holdings Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	907,565	106,946	1,737,596	(336,830)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	42,101	46,494	125,965	136,039
Change in deferred tax	1,589	(4,153)	166,274	(63,871)
Operating lease expense	1,174	1,255	1,221	1,274
Changes in operating and liabilities:
Accounts receivable	383,664	(302,439)	(2,388,401)	591,463
Deposit and prepayments	(537,657)	(227,262)	(117,633)	(44,400)
Accounts payable	(97,960)	144,562	78,786	(164,672)
Customer deposits	(55,656)	440,086	201,123	241,687
Taxes payable	(337,758)	28,969	490,163	(142,043)
Accrued liabilities and other payables	118,152	(21,542)	130,117	24,577
Lease liability	(1,174)	(1,255)	(1,221)	(1,274)
Net cash provided by operating activities	424,040	211,661	423,990	241,950
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of fixed assets			2,493
Purchase of fixed assets	(16,985)	(12,782)		(4,312)
Net cash (used in) investing activities	(16,985)	(12,782)	2,493	(4,312)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of loans	(77,745)	(35,510)	(173,225)	(165,994)
Fixed deposit in bank			115,786	(505,338)
Proceeds from related parties	273,099	281,094	239,197	62,752
Dividend paid			(290,375)
Repayment to related parties			(164,976)
Net cash provided by financing activities	195,354	245,584	(273,594)	(608,580)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	48,483	(3,869)	(79,604)	(2,146)
NET INCREASE IN CASH EQUIVALENTS	650,892	440,594	73,285	(373,087)
CASH AND EQUIVALENTS, BEGINNING OF PERIOD	783,282	709,997	709,997	1,083,084
CASH AND EQUIVALENTS, END OF PERIOD	1,434,174	1,150,591	783,282	709,997
Supplemental Cash Flow Data:
Income tax paid	1,203,636	15,667	19,590	28,927
Interest paid	$ 50,982	$ 95,088	$ 130,335	$ 98,053